Stock-based compensation plans	12 Months Ended
Mar. 31, 2012
Stock-based compensation plans
17.	Stock-based compensation plans

The stock-based compensation expense for the fiscal years ended March 31, 2010, 2011 and 2012 was 2,202 million yen, 1,952 million yen and 1,952 million yen, respectively. The income tax benefit related to the stock-based compensation expense for the fiscal years ended March 31, 2010, 2011 and 2012 was 271 million yen, 322 million yen and 287 million yen, respectively. The total cash received from exercises under all of the stock-based compensation plans during the fiscal years ended March 31, 2010, 2011 and 2012 was 114 million yen, 198 million yen and 4 million yen, respectively. Sony issued new shares upon exercise of these rights. The actual income tax benefit realized for tax deductions from exercises under all the stock-based compensation plans for the fiscal years ended March 31, 2010, 2011 and 2012 was insignificant.

Sony has three types of stock-based compensation plans as incentive plans for selected directors, corporate executive officers and employees.

(1)	Stock Acquisition Rights plan:

Sony has an equity-based compensation plan that issues common stock acquisition rights for the purpose of granting stock options to selected directors, corporate executive officers and employees of Sony, pursuant to the Companies Act. The stock acquisition rights generally vest ratably over a period of three years and are exercisable up to ten years from the date of grant.

The weighted-average fair value per share at the date of grant of stock acquisition rights granted during the fiscal years ended March 31, 2010, 2011 and 2012 was 813 yen, 1,036 yen and 345 yen, respectively. The fair value of stock acquisition rights granted on the date of grant and used to recognize compensation expense for the fiscal years ended March 31, 2010, 2011 and 2012 was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Fiscal year ended March 31
	2010		2011		2012
Weighted-average assumptions
Risk-free interest rate	2.08%		1.60%		1.08%
Expected lives	6.49	years	6.64	years	6.77	years
Expected volatility*	33.70%		35.74%		36.88%
Expected dividends	0.99%		0.83%		1.85%

*	Expected volatility was based on the historical volatilities of Sony Corporation’s common stock over the expected life of the stock acquisition rights.

A summary of the activities regarding the stock acquisition rights plan during the fiscal year ended March 31, 2012 is as follows:

	Fiscal year ended March 31, 2012
	Number of shares	Weighted- average exercise price	Weighted- average remaining life	Total intrinsic value
		Yen	Years	Yen in millions
Outstanding at beginning of the fiscal year	17,011,400	3,458
Granted	2,537,500	1,520
Exercised	1,500	2,347
Forfeited or expired	667,100	3,326

Outstanding at end of the fiscal year	18,880,300	3,188	5.78	336

Exercisable at end of the fiscal year	13,952,100	3,548	4.64	—

The total intrinsic value of shares exercised under the stock acquisition rights plan during the fiscal years ended March 31, 2010, 2011 and 2012 was 20 million yen, 26 million yen and 0.2 million yen, respectively.

As of March 31, 2012, there was 1,425 million yen of total unrecognized compensation expense related to nonvested stock acquisition rights. This expense is expected to be recognized over a weighted-average period of 2.01 years.

(2)	Convertible Bonds plan:

Sony had an equity-based compensation plan for selected executives of Sony’s U.S. subsidiaries using U.S. dollar-denominated non-interest bearing convertible bonds, which had characteristics similar to that of an option plan. Each convertible bond could be converted into 100 shares of the common stock of Sony Corporation at an exercise price based on the prevailing market rate shortly before the date of grant. The convertible bonds vested ratably over a three-year period and were exercisable up to ten years from the date of grant. As the convertible bonds were issued in exchange for a non-interest bearing employee loan and a right of offset exists between the convertible bonds and the employee loans, no accounting recognition was given to either the convertible bonds or the employee loans in Sony’s consolidated balance sheets.

A summary of the activities regarding the convertible bond plan during the fiscal year ended March 31, 2012 is as follows:

	Fiscal year ended March 31, 2012
	Number of shares	Weighted-average exercise price
		Yen
Outstanding at beginning of the fiscal year	548,500	6,931
Expired	(548,500)	6,931

Outstanding at end of the fiscal year	—

There were no shares granted or exercised under the convertible bond plan during the fiscal years ended March 31, 2010, 2011 and 2012. At March 31, 2012, the remaining exercisable shares expired under this plan and there are no further shares outstanding or exercisable under the convertible bond plan as of March 31, 2012.

(3)	Stock Appreciation Rights (“SARs”) plan:

Sony granted SARs in the United States of America for selected employees. Under the terms of these plans, employees upon exercise of such rights receive cash equal to the amount that the market price of Sony Corporation’s common stock exceeds the strike price of the SARs. The SARs generally vest ratably over a period of three years, and are generally exercisable up to ten years from the date of grant.

There were no SARs granted during the fiscal years ended March 31, 2010, 2011 and 2012. As of March 31, 2012, there were 23,200 SARs outstanding and the weighted-average exercise price was 4,298 yen. All SARs were exercisable as of March 31, 2012.

The compensation expense for the SARs is measured as the excess of the quoted market price of Sony Corporation’s common stock over the SARs strike price. SAR compensation expense for the fiscal years ended March 31, 2010, 2011, and 2012 was insignificant.